--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                              Star Advisers Fund

                                                               [graphic omitted]
                                                                       WHERE
                                                                      THE BEST
                                                                        MINDS
                                                                       MEET(R)

-------------
JUNE 30, 1999
-------------

                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,

Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR ADVISERS FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. The Standard & Poor's 400 Midcap Index4 is the primary benchmark and the S&P 500 Stock Index5 is the secondary benchmark for New England Star Advisers Fund.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares, since New England Star Advisers Fund's inception on 7/7/94 compared to Standard & Poor's 400(4) and Standard & Poor's 500(5). The data points from the graph are as follows:]

                           JUNE 1994 THROUGH JUNE 1999

              NAV(1)      MSC(2)     S&P 400(4)  S&P 500(5)
-----------------------------------------------------------
     7/94   $10,000     $ 9,425      $10,000     $10,000
    12/94   $10,512     $ 9,908      $10,076     $10,167
     6/95   $12,107     $11,411      $11,846     $12,215
    12/95   $14,124     $13,312      $13,185     $13,974
     6/96   $15,907     $14,993      $14,398     $15,382
    12/96   $16,805     $15,838      $15,710     $17,174
     6/97   $18,552     $17,486      $17,750     $20,710
    12/97   $20,194     $19,033      $20,771     $22,895
     6/98   $23,017     $21,694      $22,562     $26,941
    12/98   $24,083     $22,698      $24,732     $29,425
     6/99   $28,205     $26,583      $26,429     $33,062

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR ADVISERS FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CLASS A (Inception 7/7/94)     6 MONTHS        1 YEAR         SINCE INCEPTION
   Net Asset Value(1)                15.7%           21.1%             23.2%
   With Maximum Sales Charge(2)       9.1             14.2              21.7
--------------------------------------------------------------------------------

   CLASS B (Inception 7/7/94)     6 MONTHS        1 YEAR         SINCE INCEPTION
   Net Asset Value(1)                15.3%           20.2%             22.2%
   With CDSC(3)                      10.3            15.2              22.1
--------------------------------------------------------------------------------

   CLASS C (Inception 7/7/94)     6 MONTHS        1 YEAR         SINCE INCEPTION
   Net Asset Value(1)                15.3%           20.2%             22.3%
   With CDSC(3)                      14.3            19.2              22.3
--------------------------------------------------------------------------------

   CLASS Y (Inception 11/15/94)   6 MONTHS        1 YEAR         SINCE INCEPTION
   Net Asset Value(1)               15.9%             21.4%             23.3%
--------------------------------------------------------------------------------

                                                     SINCE FUND'S     SINCE
                                                       INCEPTION      FUND'S
                                                       (CLASS A,      CLASS Y
   COMPARATIVE PERFORMANCE       6 MONTHS    1 YEAR     B AND C)     INCEPTION
   S&P 400 Midcap Index(4)          6.9%      17.1%      21.8%         23.8%
   S&P 500 Stock Index(5)          12.4       22.7       28.0          30.0
   Lipper Growth Average(6)        11.7       18.9       22.5          23.2
   Morningstar Mid Cap
     Growth Avg.(7)                14.5       19.4       21.8          22.3
--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available to certain institutional investors only.

(1) Net Asset Value (NAV) performance represents the percent change in net asset value per share with all distributions reinvested. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance represents the percent change in net asset value per share with all distributions reinvested and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance for Class B shares represents the percent change in net asset value per share with all distributions reinvested and assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) The Standard & Poor's Midcap 400 Index (S&P 400(R)) is an unmanaged index representing the performance of the mid-sized company segment of the U.S. market. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index.

(5) The Standard & Poor's Composite Index of 500 Stocks (S&P 500(R)) is a market value-weighted unmanaged index of common stock prices. It is a common measure of stock total return performance. The performance of the S&P 500 has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index.

(6) Lipper Growth Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class Y since inception return is calculated from 11/30/94.

(7) Morningstar Mid Cap Growth Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class A, B and C since inception returns are calculated from 7/31/94. Class Y since inception return is calculated from 11/30/94.

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR ADVISERS FUND
--------------------------------------------------------------------------------

                                                OVERVIEW: HOW THE FUND PERFORMED
--------------------------------------------------------------------------------

New England Star Advisers Fund delivered strong performance for the first six months of 1999, as the stock market continued on a healthy upward course. During the six-month period that ended June 30, 1999, New England Star Advisers Fund's Class A shares at net asset value produced a return of 15.73%. During the same period, the Fund's benchmark S&P 400 Midcap Index returned 6.9%, while its secondary benchmark, the S&P 500 Stock Index, returned 12.4%.

New England Star Advisers Fund is composed of four separate segments, each managed by a different investment management firm. This multiple-adviser approach is the foundation of the Star concept. It provides a means to diversify among not just individual securities but also among the investment styles and strategies of several established management firms.

Two distinct investment environments marked the first six months of 1999. During the first quarter, market conditions mimicked those of 1998. Even though interest rates started to edge up, economic growth was strong and inflation remained low. Large-cap stocks continued to outperform mid-cap and small-cap stocks, and growth stocks were favored over value stocks.

In the second quarter, however, investor psychology changed slightly and three themes began to emerge in the financial markets -- rising concerns over higher inflation and interest rates, some dampening of enthusiasm for growth stocks in favor of value stocks and a change in market leadership from large-cap stocks to mid-cap stocks. Shifts in market sentiment are often sparked by one or more events that investors believe could change the direction of stock prices. In this case, the catalysts were strong consumer spending, higher commodity prices and moderate labor shortages and wage hikes. All of these perceptions fueled fears of inflation, which tends to drive interest rates higher.

Historically, even a perceived potential for accelerating inflation and higher interest rates has often been negative for growth stocks. Because growth stocks tend to generate most of their earnings over the long term, rising inflation over several years can effectively erode the value of those earnings. Thus, when the potential prospects for higher inflation began to influence investors, large-cap growth stocks, which had been market leaders for more than a year, began to lose some of their appeal.

During the same period, mid-cap value stocks became more popular. Value stocks usually deliver earnings improvements in the near term, and, therefore, are less influenced by the prospects of higher inflation and interest rates. Further, the intrinsic value of such stocks is often overlooked by investors. As a result, they usually have low prices, which do not reflect the full earnings potential of the underlying company's assets.

Investors also began to look at stocks in various economic sectors. In 1998, market breadth -- the number of stocks that participated in the market's strong gains -- was relatively narrow, as most of the market's returns came from a handful of stocks. In 1999, however, investors sought attractive opportunities throughout the market. As a result, many sectors -- most notably, basic materials, capital goods and energy -- performed well. However, healthcare, consumer staples, such as beverages and restaurants, and consumer cyclicals, such as autos and home building, produced negative returns.

Because your Fund emphasizes different investment styles and strategies of its various managers and management firms, it participated in the performance of the market's new emphasis. The Oakmark/Harris segment began to produce strong returns, due to its investments in value stocks. Similarly, the Fund was well positioned to reap the rewards of the market before the shift from growth stocks to value stocks. The Janus segment has done particularly well so far this year, benefiting from investments in Internet-related companies and cellular and wireless communications companies. The Founders segment benefited in the first quarter from its focus on large-cap growth stocks but gave up some of its returns in the second quarter. The return of the Loomis Sayles segment, which emphasizes value stocks, was affected by its small-cap concentration. While small-cap stocks advanced slightly during the period, they have yet to gain favor with a large number of investors.

As we look ahead, we believe we may be at the beginning of a trend in which investors will place more emphasis on value stocks and mid-cap stocks than on growth and large-cap stocks. We also believe that small-cap stocks, which have been largely ignored by investors for some time, are poised for improvement. The shift in market leadership that took place during the first half of 1999 was driven by recognition that the extraordinary gains in growth stocks in the past few years have made these stocks fully priced. We are optimistic about general market conditions, and while we expect interest rates to rise slightly, we do not believe they will affect the upside potential of the market in a major way.

                    YOUR FUND'S 10 LARGEST SECTORS -- 6/30/99

                                                         % of
             Sector                                    Net Assets
          -------------------------------------------------------
             1.  Broadcasting                              6.1
          -------------------------------------------------------
             2.  Drugs & Health Care                       5.0
          -------------------------------------------------------
             3.  Banks & Thrifts                           4.8
          -------------------------------------------------------
             4.  Publishing                                4.7
          -------------------------------------------------------
             5.  Telecommunication Equipment               4.7
          -------------------------------------------------------
             6.  Computer Software & Services              3.7
          -------------------------------------------------------
             7.  Food & Beverages                          3.6
          -------------------------------------------------------
             8.  Retail                                    3.5
          -------------------------------------------------------
             9.  Financial Services                        3.4
          -------------------------------------------------------
            10.  Technology                                3.1
          -------------------------------------------------------
          Portfolio holdings and asset allocations will vary.

                   YOUR FUND'S 10 LARGEST HOLDINGS -- 6/30/99

                                                         % of
             Sector                                    Net Assets
          -------------------------------------------------------
             1.  Nokia Corp. (ADR)                         2.8
          -------------------------------------------------------
             2.  Cisco Systems (c)                         2.7
          -------------------------------------------------------
             3.  Time Warner, Inc.                         2.3
          -------------------------------------------------------
             4.  Amazon.com, Inc. (c)                      2.3
          -------------------------------------------------------
             5.  TYCO International, Ltd.                  2.3
          -------------------------------------------------------
             6.  AT&T Corp. - Liberty Media Group          2.1
          -------------------------------------------------------
             7.  Comcast                                   1.8
          -------------------------------------------------------
             8.  Microsoft Corp. (c)                       1.6
          -------------------------------------------------------
             9.  Medtronic, Inc.                           1.6
          -------------------------------------------------------
            10.  Enron Corp.                               1.5
          -------------------------------------------------------
          Portfolio holdings and asset allocations will vary.

This commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

The Fund may invest in foreign and emerging market securities. Investing in foreign and emerging market securities may involve special risks. The Fund may invest in higher yielding securities. Investments in lower-rated, higher-yielding bonds may involve greater risk. Investing in small-cap companies involves greater risk than is customarily associated with more established companies. The Fund may invest in REITS which are subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages. This Fund may invest in derivative securities for hedging purposes. The risks may increase share price volatility. See the Fund's prospectus for details.


--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

COMMON STOCK -- 95.0% OF TOTAL NET ASSETS

    SHARES     DESCRIPTION                                        VALUE (A)
-------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 2.5%
     57,500    AAR Corp. ...................................     $    1,304,531
     18,800    Alliant Techsystems .........................          1,626,200
     39,200    GenCorp .....................................            989,800
    260,000    Lockheed Martin Corp. .......................          9,685,000
     50,000    Newport News Shipbuilding, Inc. .............          1,475,000
     34,500    Nichols Research Corp. ......................            754,688
     58,200    Orbital Sciences Corp. (c) ..................          1,374,975
    299,000    The Boeing Co. ..............................         13,212,062
                                                                 --------------
                                                                     30,422,256
                                                                 --------------
               APPAREL & TEXTILES -- 1.5%
    135,900    Burlington Industries (c) ...................          1,231,594
     48,600    Liz Claiborne, Inc. .........................          1,773,900
    230,000    NIKE, Inc., Class B .........................         14,561,875
     25,800    Springs Industries, Inc. ....................          1,125,525
                                                                 --------------
                                                                     18,692,894
                                                                 --------------
               AUTO PARTS -- 0.5%
     40,191    Danaher Corp. ...............................          2,336,102
     69,345    Federal-Mogul ...............................          3,605,940
                                                                 --------------
                                                                      5,942,042
                                                                 --------------
               AUTOMOTIVE -- 0.4%
     93,800    Intermet Corp. ..............................          1,418,725
     46,200    Meritor Automotive, Inc. ....................          1,178,100
     79,300    Tower Automotive, Inc. ......................          2,017,194
                                                                 --------------
                                                                      4,614,019
                                                                 --------------
               BANKS & THRIFTS -- 4.8%
    208,000    Bank One Corp. ..............................         12,389,000
     36,800    Bank United .................................          1,478,900
     24,000    Chittenden Corp. ............................            750,000
     50,465    Citigroup, Inc. .............................          2,397,087
     17,900    City National ...............................            670,131
     60,300    Colonial BancGroup, Inc. ....................            840,431
     78,737    Commercial Federal ..........................          1,825,714
     91,900    Community First Bankshares, Inc. ............          2,194,113
     81,400    Cullen/Frost Bankers, Inc. ..................          2,243,587
     83,747    Fifth Third Bancorp .........................          5,574,410
    291,081    Firstar Corp. ...............................          8,150,268
     38,800    Hudson United Bancorp .......................          1,188,250
     63,600    Local Financial Corp. .......................            636,000
      8,200    Pacific Bank National Association ...........            156,313
     19,719    State Street Corp. ..........................          1,683,510
     50,300    Staten Islands Bancorp, Inc. ................            905,400
     39,330    TeleBanc Financial Corp. ....................          1,524,038
     19,520    U.S. Bancorp ................................            663,680
    272,500    Washington Mutual, Inc. .....................          9,639,687
     90,683    Wells Fargo & Co. ...........................          3,876,698
                                                                 --------------
                                                                     58,787,217
                                                                 --------------
               BIOTECHNOLOGY -- 0.2%
     25,934    Amgen, Inc. (c) .............................          1,578,732
     40,300    Medicis Pharmaceutical Corp. ................          1,022,613
                                                                 --------------
                                                                      2,601,345
                                                                 --------------
               BROADCASTING -- 6.1%
      8,010    Adelphia Communications Corp. ...............            509,636
    702,580    AT&T Corp. - Liberty Media Group ............         25,819,814
     82,285    Cablevision Systems (c) .....................          5,759,950
     29,171    Chancellor Media Corp. (c) ..................          1,608,051
     22,875    Clear Channel Communications (c) ............          1,576,945
    569,138    Comcast .....................................         21,876,242
    122,550    Cox Communications (c) ......................          4,511,372
      3,325    EchoStar Communications Corp. ...............            510,180
     50,000    Hearst-Argyle Television, Inc. ..............          1,200,000
     32,476    MediaOne Group, Inc. (c) ....................          2,415,402
     17,531    TCA Cable TV, Inc. ..........................            972,971
     27,880    TCI Music, Inc. .............................            986,255
    114,585    United International Holdings, Inc. .........          7,748,811
                                                                 --------------
                                                                     75,495,629
                                                                 --------------
               BUILDING & RELATED -- 0.4%
     70,600    Champion Enterprises (c) ....................          1,314,925
     27,300    Furniture Brands International ..............            760,988
     60,100    Giant Cement Holding, Inc. ..................          1,374,787
     26,400    Shaw Industries, Inc. .......................            435,600
     14,300    Southdown, Inc. .............................            918,775
                                                                 --------------
                                                                      4,805,075
                                                                 --------------
               BUSINESS SERVICES -- 1.1%
     56,700    ADVO, Inc. ..................................          1,176,525
     30,165    Cintas Corp. ................................          2,026,711
     34,161    Computer Sciences (c) .......................          2,363,514
     44,041    Fiserv, Inc. (c) ............................          1,379,034
     50,600    Metzler Group, Inc. .........................          1,397,825
     58,689    Robert Half International, Inc. (c) .........          1,525,914
     59,250    Tetra Tech, Inc. (c) ........................            977,625
     29,135    The Interpublic Group of Companies, Inc. ....          2,523,819
                                                                 --------------
                                                                     13,370,967
                                                                 --------------
               CHEMICALS -- 0.6%
     47,500    CUNO, Inc. ..................................            908,437
     32,800    Cytec Industries, Inc. ......................          1,045,500
      4,700    Ferro Corp. .................................            129,250
     19,000    Great Lakes Chemical Corp. ..................            875,188
     41,400    OM Group, Inc. ..............................          1,428,300
     34,200    Scotts Co. ..................................          1,628,775
     51,700    Solutia, Inc. ...............................          1,101,856
                                                                 --------------
                                                                      7,117,306
                                                                 --------------
               COMPUTER SOFTWARE & SERVICES -- 3.7%
     32,314    Automatic Data Processing, Inc. .............          1,421,816
     44,925    CIBER, Inc. (c) .............................            859,191
    310,000    First Data Corp. ............................         15,170,625
     13,461    Intuit, Inc. (c) ............................          1,213,173
    212,980    Microsoft Corp. (c) .........................         19,208,134
     21,900    National Data Corp. .........................            936,225
     85,570    Sapient Corp. ...............................          4,845,401
     44,000    USWeb Corp. .................................            976,250
     38,600    Visio Corp. .................................          1,469,212
                                                                 --------------
                                                                     46,100,027
                                                                 --------------
               COMPUTERS & BUSINESS EQUIPMENT -- 2.0%
     90,770    Apple Computer (c) ..........................          4,203,786
    151,912    EMC Corp. (c) ...............................          8,355,160
     50,824    International Business Machines .............          6,569,002
     73,865    Sun Microsystems, Inc. (c) ..................          5,087,452
                                                                 --------------
                                                                     24,215,400
                                                                 --------------
               COMPUTER HARDWARE -- 0.3%
     72,800    Hutchinson Technology, Inc. .................          2,020,200
     68,000    SMART Modular Technologies, Inc. ............          1,181,500
                                                                 --------------
                                                                      3,201,700
                                                                 --------------
               CONSUMER GOODS & SERVICES -- 2.4%
     19,760    Avon Products, Inc. .........................          1,096,680
      6,370    Clorox Co. ..................................            680,396
     23,536    Colgate-Palmolive ...........................          2,324,180
     57,641    Dial Corp. ..................................          2,143,525
     57,078    Gillette Co. ................................          2,340,198
    250,000    H & R Block, Inc. ...........................         12,500,000
     52,125    Hasbro, Inc. ................................          1,456,242
    210,000    Polaroid Corp. ..............................          5,801,250
     18,233    Procter & Gamble ............................          1,627,295
                                                                 --------------
                                                                     29,969,766
                                                                 --------------
               CONSUMER- JEWELRY/NOVELTY-/GIFTS -- 0.1%
     63,800    Jostens, Inc. ...............................          1,343,788
                                                                 --------------
               DIVERSIFIED CONGLOMERATES -- 2.8%
      3,428    Berkshire Hathaway, Inc. (c) ................          7,678,720
    280,375    TYCO International, Ltd. ....................         26,565,531
                                                                 --------------
                                                                     34,244,251
                                                                 --------------
               DRUGS & HEALTH CARE -- 5.0%
     28,700    American Home Products Corp. ................          1,650,250
     18,600    Biovail Corporation International (c) .......            949,762
     92,905    Bristol-Myers Squibb ........................          6,543,996
     90,795    Centocor, Inc. (c) ..........................          4,233,317
     29,500    ChiRex, Inc. ................................            947,688
    380,000    Columbia/HCA Healthcare .....................          8,668,750
     65,800    Dura Pharmaceuticals, Inc. (c) ..............            785,488
    100,453    Eli Lilly ...................................          7,194,946
     33,398    Johnson & Johnson ...........................          3,273,004
     40,000    Jones Pharma, Inc. ..........................          1,575,000
     88,637    Merck & Co. .................................          6,559,138
     57,822    Pfizer, Inc. ................................          6,345,964
    137,603    Schering-Plough Corp. .......................          7,292,959
     75,798    Warner-Lambert Co. ..........................          5,258,486
                                                                 --------------
                                                                     61,278,748
                                                                 --------------
               ELECTRIC UTILITIES-- 0.3%
     28,500    BEC Energy ..................................          1,175,625
     43,600    Rochester Gas & Electric Corp. ..............          1,158,125
     35,100    WPS Resources Corp. .........................          1,053,000
                                                                 --------------
                                                                      3,386,750
                                                                 --------------
               ELECTRICAL EQUIPMENT -- 1.4%
     19,550    Alpha Industries ............................            931,069
    230,000    Cooper Industries, Inc. .....................         11,960,000
     55,200    Maxwell Technologies, Inc. ..................          1,328,250
     38,300    SCI Systems, Inc. (c) .......................          1,819,250
     71,088    Vishay Intertechnology ......................          1,492,837
                                                                 --------------
                                                                     17,531,406
                                                                 --------------
               ELECTRONIC COMPONENTS -- 1.4%
    144,011    Intel Corp. .................................          8,568,654
     44,440    Maxim Integrated Products (c) ...............          2,955,260
     85,135    Vitesse Semiconductor Corp. (c) .............          5,741,292
                                                                 --------------
                                                                     17,265,206
                                                                 --------------
               ELECTRONICS -- 2.2%
     47,900    Atmel Corp. (c) .............................          1,254,381
     36,100    AVX Corp. ...................................            879,938
     22,800    Credence Systems Corp. ......................            846,450
    114,500    Cypress Semiconductor Corp. .................          1,889,250
     15,900    Dallas Semiconductor Corp. ..................            802,950
    104,775    General Electric Co. ........................         11,839,575
     11,000    Jabil Circuit, Inc. .........................            496,375
     27,500    Litton Industries, Inc. (c) .................          1,973,125
      7,700    Novellus Systems, Inc. ......................            525,525
     15,658    PE Corp. - PE Biosystems Group ..............          1,796,755
     33,500    Photronics, Inc. ............................            820,750
     53,200    Remec, Inc. .................................            857,850
     14,843    Solectron Corp. (c) .........................            989,843
     57,600    Tektronix, Inc. .............................          1,738,800
     21,000    Veeco Instruments, Inc. .....................            714,000
                                                                 --------------
                                                                     27,425,567
                                                                 --------------
               ENTERTAINMENT -- 0.5%
     52,600    CEC Entertainment, Inc. .....................          2,222,350
     96,355    Viacom, Inc., Class B (c) ...................          4,239,620
                                                                 --------------
                                                                      6,461,970
                                                                 --------------
               FINANCIAL SERVICES-- 3.4%
     78,335    American Express Co. ........................         10,193,342
    112,400    AMRESCO, Inc. ...............................            723,575
    131,200    Anthracite Capital ..........................            861,000
     74,429    Associates First Capital ....................          3,298,135
     90,900    Brandywine Realty Trust (c) .................          1,800,956
    133,500    Capital Automotive ..........................          1,768,875
     16,815    Charles Schwab Corp. ........................          1,847,548
    111,364    Federal National Mortgage Association .......          7,614,513
     41,991    Franklin Resources, Inc. ....................          1,705,884
     93,850    Healthcare Realty Trust .....................          1,970,850
    148,400    Imperial Credit Industries (c) ..............          1,052,713
     23,500    Jones Lang LaSalle, Inc. ....................            700,594
     97,200    Liberty Property Trust ......................          2,417,850
     16,363    Northern Trust Corp. ........................          1,587,211
     57,500    Pacific Gulf Properties, Inc. ...............          1,300,938
     70,200    Sun Communities, Inc. .......................          2,492,100
    191,100    Unicapital Corp. ............................          1,206,319
                                                                 --------------
                                                                     42,542,403
                                                                 --------------
               FOOD & BEVERAGES -- 3.6%
    121,647    Coca-Cola Co. ...............................          7,602,938
     32,100    Corn Products International, Inc. ...........            977,044
     98,800    International Multifoods ....................          2,229,175
     94,800    Michael Foods, Inc. .........................          2,227,800
    220,000    Nabisco Holdings Corp. ......................          9,515,000
     42,500    PepsiCo, Inc. ...............................          1,607,031
    397,000    Philip Morris Cos ...........................         15,954,437
     48,000    The Earthgrains Co. .........................          1,239,000
     19,759    Tootsie Roll Industries .....................            763,191
     68,300    Whitman Corp. ...............................          1,229,400
      7,902    William Wrigley Jr. Co. .....................            711,180
                                                                 --------------
                                                                     44,056,196
                                                                 --------------
               HEALTH CARE - MEDICAL TECHNOLOGY -- 3.1%
     54,370    Boston Scientific Corp. (c) .................          2,388,882
     79,650    Conmed Corp. (c) ............................          2,439,281
     36,600    DENTSPLY International ......................          1,024,800
     41,700    DVI, Inc. (c) ...............................            714,113
    125,300    EndoSonics Corp. ............................            877,100
     54,430    Guidant Corp. ...............................          2,799,743
     59,300    Invacare Corp. ..............................          1,586,275
    244,481    Medtronic, Inc. .............................         19,038,958
     77,465    MiniMed, Inc. ...............................          5,959,963
     63,200    Respironics, Inc. ...........................            955,900
                                                                 --------------
                                                                     37,785,015
                                                                 --------------
               HEALTH CARE - SERVICES -- 0.7%
     32,000    Alterra Healthcare Corp. ....................            440,000
    103,300    Beverly Enterprises, Inc. (c) ...............            832,856
     76,200    Capital Senior Living Corp. .................            762,000
     35,100    First Health Group Corp. ....................            756,844
     60,400    Foundation Health Systems, Inc. (c) .........            906,000
    123,487    IMS Health, Inc. ............................          3,858,969
    162,100    Medaphis Corp. (c) ..........................            932,075
                                                                 --------------
                                                                      8,488,744
                                                                 --------------
               HOTELS & RESTAURANTS -- 0.5%
     17,400    Foodmaker, Inc. .............................            493,725
     38,530    McDonald's Corp. ............................          1,591,770
     68,701    MeriStar Hospitality Corp. ..................          1,541,479
     44,600    Ruby Tuesday, Inc. ..........................            847,400
     44,700    Wendy's International, Inc. .................          1,265,569
                                                                 --------------
                                                                      5,739,943
                                                                 --------------
               HOUSEHOLD PRODUCTS -- 1.0%
    200,000    Black & Decker Corp. ........................         12,625,000
                                                                 --------------
               INFORMATION SERVICES -- 1.3%
     72,000    ACNielson Corp. .............................          2,178,000
    350,000    Dun & Bradstreet Corp. ......................         12,403,125
     42,600    Nielsen Media Research, Inc. ................          1,246,050
                                                                 --------------
                                                                     15,827,175
                                                                 --------------
               INSURANCE -- 2.5%
     43,352    American International Group ................          5,074,893
     41,200    AmerUs Life Holdings, Inc. ..................          1,112,400
     28,000    Annuity & Life Re Holdings ..................            628,250
     33,400    Arthur J. Gallagher & Co. ...................          1,653,300
     29,100    Capital Re Corp. ............................            467,419
     92,700    CNA Surety Corp. ............................          1,419,469
     74,100    HCC Insurance Holdings, Inc. ................          1,681,144
     31,600    Liberty Financial Cos .......................            920,350
     62,278    Marsh & McLennan ............................          4,701,989
     28,950    Medical Assurance, Inc. .....................            817,838
     30,330    Progressive Corp. ...........................          4,397,850
     38,000    Protective Life Corp. .......................          1,254,000
     24,100    Radian Group, Inc. ..........................          1,176,381
     39,600    Reinsurance Group America, Inc. .............          1,395,900
     69,400    StanCorp Financial Group, Inc. ..............          2,082,000
     70,100    Trigon Healthcare, Inc. .....................          2,549,887
                                                                 --------------
                                                                     31,333,070
                                                                 --------------
               INTERNET CONTENT -- 2.1%
     62,918    At Home Corp. ...............................          3,393,644
     70,485    DoubleClick, Inc. ...........................          6,466,999
     55,690    E*TRADE Group, Inc. .........................          2,224,119
     35,940    Inktomi Corp. ...............................          4,726,110
     53,647    Yahoo, Inc. .................................          9,240,696
                                                                 --------------
                                                                     26,051,568
                                                                 --------------
               INVESTMENT COMPANIES -- 0.4%
    112,500    Federated Investors, Inc., Class B ..........          2,017,969
    105,855    TD Waterhouse Group, Inc. ...................          2,652,991
                                                                 --------------
                                                                      4,670,960
                                                                 --------------
               LEISURE -- 1.4%
     30,198    Carnival Corp. ..............................          1,464,603
     16,752    Harley-Davidson, Inc. .......................            910,890
     42,400    Harman International Industries, Inc. .......          1,865,600
    435,655    Mattel, Inc. ................................         11,517,629
     48,000    Walt Disney Co. .............................          1,479,000
                                                                 --------------
                                                                     17,237,722
                                                                 --------------
               MACHINERY -- 1.0%
     85,750    Applied Materials, Inc. (c) .................          6,334,781
     28,909    Mannesmann AG ...............................          4,312,183
     73,100    Milacron, Inc. ..............................          1,352,350
                                                                 --------------
                                                                     11,999,314
                                                                 --------------
               MANUFACTURING -- 2.6%
     46,200    A.O. Smith ..................................          1,293,600
     29,500    Carlisle Cos ................................          1,419,687
     36,900    Cordant Technologies, Inc. ..................          1,667,419
     28,100    Crane Co. ...................................            883,394
    150,000    Eaton Corp. .................................         13,800,000
     71,100    Federal Signal ..............................          1,506,431
     84,000    Hussmann International ......................          1,391,250
     10,729    Illinois Tool Works, Inc. ...................            879,778
     31,000    National Service Industries, Inc. ...........          1,116,000
     45,000    Pentair, Inc. ...............................          2,058,750
     73,900    Premark International .......................          2,771,250
     41,600    Regal Beloit Corp. ..........................            982,800
     23,400    SPX Corp. (c) ...............................          1,953,900
                                                                 --------------
                                                                     31,724,259
                                                                 --------------
               METALS & MINING -- 0.3%
     83,700    Bethlehem Steel Corp. (c) ...................            643,444
     25,400    Carpenter Technology ........................            725,487
     14,900    Harsco Corp. ................................            476,800
     87,300    Worthington Industries, Inc. ................          1,434,994
                                                                 --------------
                                                                      3,280,725
                                                                 --------------
               NATURAL GAS -- 0.4%
    117,000    MCN Corp. ...................................          2,427,750
     17,900    New Jersey Resources Corp. ..................            670,131
     44,600    Public Service North Carolina, Inc. .........          1,304,550
     33,800    Washington Gas Light Co. ....................            878,800
                                                                 --------------
                                                                      5,281,231
                                                                 --------------
               OFFICE EQUIPMENT & SUPPLIES -- 0.3%
     12,400    Bell & Howell (c) ...........................            468,875
     37,200    HON Industries ..............................          1,085,775
     40,500    National Computer Systems ...................          1,366,875
     50,300    United Stationers, Inc. .....................          1,106,600
                                                                 --------------
                                                                      4,028,125
                                                                 --------------
               OIL & GAS/EXPLORATION & PRODUCTION -- 1.7%
    229,890    Enron Corp. .................................         18,793,507
     55,800    Newfield Exploration Co. ....................          1,586,813
     67,600    Plains Resources (c) ........................          1,284,400
                                                                 --------------
                                                                     21,664,720
                                                                 --------------
               PAPER & FOREST PRODUCTS -- 0.2%
     33,600    Chesapeake Corp. (Rights) ...................          1,257,900
     34,900    Consolidated Papers, Inc. ...................            933,575
                                                                 --------------
                                                                      2,191,475
                                                                 --------------
               PETROLEUM SERVICES -- 1.0%
     81,039    Baker Hughes, Inc. ..........................          2,714,806
     23,000    Cooper Cameron Corp. ........................            852,437
    111,200    Global Industries, Inc. .....................          1,424,750
     55,300    Maverick Tube Corp. .........................            770,744
    102,600    Patterson Energy, Inc. (c) ..................          1,013,175
     56,200    Santa Fe International Corp. ................          1,292,600
     42,209    Schlumberger, Ltd. ..........................          2,688,186
     41,600    Tidewater, Inc. .............................          1,268,800
                                                                 --------------
                                                                     12,025,498
                                                                 --------------
               PUBLISHING -- 4.7%
     51,363    Gannett Co. .................................          3,666,034
    200,000    Knight-Ridder, Inc. .........................         10,987,500
     81,760    Lamar Advertising (c) .......................          3,347,050
     13,319    McGraw-Hill Companies, Inc. .................            718,394
    122,429    Outdoor Systems (c) .........................          4,468,659
     77,692    Penton Media, Inc. ..........................          1,884,031
    204,900    R. H. Donnelley Corp. .......................          4,008,356
    377,430    Time Warner, Inc. ...........................         27,741,105
      2,775    Washington Post Co., Class B ................          1,492,256
                                                                 --------------
                                                                     58,313,385
                                                                 --------------
               RETAIL -- 3.5%
     36,576    Abercrombie & Fitch Co. .....................          1,755,648
     22,807    Bed Bath & Beyond, Inc. (c) .................            878,069
     24,800    Best Buy Company, Inc. (c) ..................          1,674,000
     25,600    BJ's Wholesale Club (c) .....................            769,600
    114,700    Burlington Coat Factory .....................          2,215,144
     96,115    Costco Cos. (c) .............................          7,695,207
     61,491    Gap, Inc. ...................................          3,097,609
     87,239    Home Depot, Inc. ............................          5,621,463
     17,089    Intimate Brands, Inc. .......................            809,580
     28,569    Kohls Corp. (c) .............................          2,205,170
     26,100    Michaels Stores, Inc. .......................            799,312
     28,400    Saks, Inc. ..................................            802,300
    150,026    Staples, Inc. (c) ...........................          4,641,429
     13,000    Talbots, Inc. ...............................            495,625
     29,600    The Buckle, Inc. ............................            851,000
    142,161    Wal-Mart Stores, Inc. .......................          6,859,268
     72,359    Walgreen Co. ................................          2,125,546
     16,100    Wet Seal, Inc. (c) ..........................            460,863
                                                                 --------------
                                                                     43,756,833
                                                                 --------------
               RETAIL - GROCERY -- 0.4%
     31,800    Great Atlantic & Pacific Tea Co. ............          1,075,238
     43,900    Hannaford Brothers ..........................          2,348,650
     36,666    Safeway, Inc. (c) ...........................          1,814,967
                                                                 --------------
                                                                      5,238,855
                                                                 --------------
               RETAIL - SPECIALTY -- 3.0%
    221,545    Amazon.com, Inc. (c) ........................         27,720,818
     65,225    eBay, Inc. ..................................          9,873,435
                                                                 --------------
                                                                     37,594,253
                                                                 --------------
               SEMI-CONDUCTORS -- 1.8%
     72,100    Actel Corp. (c) .............................          1,063,475
     15,625    Broadcom Corp. ..............................          2,258,789
    109,895    Conexant Systems, Inc. ......................          6,380,778
     82,675    Texas Instruments, Inc. .....................         11,987,875
                                                                 --------------
                                                                     21,690,917
                                                                 --------------
               SERVICES -- 1.6%
     61,900    Borg-Warner Security Corp. ..................          1,257,344
    106,100    Daisytek International Corp. ................          1,730,756
     80,918    DeVry, Inc (c) ..............................          1,810,540
    109,100    Information Resources (Rights) ..............            954,625
    132,534    Pittway Corp. ...............................          4,531,006
     69,650    Verisign, Inc. ..............................          6,007,313
    106,000    Viad Corp. ..................................          3,279,375
                                                                 --------------
                                                                     19,570,959
                                                                 --------------
               SOFTWARE -- 1.5%
     39,437    America Online ..............................          4,357,788
     52,455    Exodus Communications, Inc. .................          6,291,322
     84,275    PSINet, Inc. ................................          3,687,031
     67,380    Verio, Inc. .................................          4,682,910
                                                                 --------------
                                                                     19,019,051
                                                                 --------------
               SPECIALTY PRINTING-- 0.3%
     55,600    Deluxe Corp. ................................          2,164,925
     52,600    Harte-Hanks, Inc. ...........................          1,426,775
                                                                 --------------
                                                                      3,591,700
                                                                 --------------
               TECHNOLOGY -- 3.1%
     98,470    ASM Lithography Holding (c) .................          5,846,656
    506,728    Cisco Systems (c) ...........................         32,652,286
     48,485    Tecnost S.p.A ...............................            119,454
                                                                 --------------
                                                                     38,618,396
                                                                 --------------
               TELECOMMUNICATION -- 2.4%
     35,900    Boston Communications Group (c) .............            482,406
    166,045    Level 3 Communications, Inc. ................          9,973,078
     74,633    MCI Worldcom, Inc. (c) ......................          6,423,103
     52,585    NEXTLINK Communications, Inc. ...............          3,911,009
     88,270    Sprint PCS ..................................          5,042,424
     53,800    Transaction Network Services, Inc. ..........          1,573,650
     12,404    Vodafone Group plc (ADR) (d) ................          2,443,489
                                                                 --------------
                                                                     29,849,159
                                                                 --------------

               TELECOMMUNICATION EQUIPMENT -- 4.7%
     70,100    Inter Tel, Inc. .............................          1,279,325
    149,581    Lucent Technologies, Inc. ...................         10,087,369
     20,424    Motorola, Inc. ..............................          1,935,174
    376,162    Nokia Corp. (ADR) ...........................         34,442,333
     87,700    PairGain Technologies, Inc. (c) .............          1,008,550
     66,850    Qwest Communications International, Inc. (c)           2,210,228
     92,200    Tellabs, Inc. (c) ...........................          6,229,262
      5,300    Uniphase Corp. (c) ..........................            879,800
                                                                 --------------
                                                                     58,072,041
                                                                 --------------
               TRUCKING & FREIGHT FORWARDING -- 0.2%
     33,700    CNF Transportation, Inc. ....................          1,293,238
     48,800    Wisconsin Central Transportation Corp. ......            921,100
                                                                 --------------
                                                                      2,214,338
                                                                 --------------
               UTILITIES -- 0.1%
     35,000    American States Water Co. ...................            993,126
                                                                 --------------
               Total Common Stock
                 (Identified Cost $968,024,317)                  $1,171,349,485
                                                                 --------------

BONDS AND NOTES -- 0.1%
PRINCIPAL
 AMOUNT
-------------------------------------------------------------------------------
               RETAIL - SPECIALTY -- 0.0%
$   158,000    Amazon.com, Inc., Zero Coupon, 5/01/2008 ....            103,095
                                                                 --------------
               TECHNOLOGY -- 0.1%
    609,000    Tecnost International, 4.487%, 6/23/2004 ....            638,774
                                                                 --------------
      Total    Bonds and Notes (Identified Cost $644,561) ..            741,869
                                                                 --------------

SHORT TERM INVESTMENTS -- 5.6%

$15,165,000    Repurchase Agreement with State
                 Street Corp. dated 6/30/1999
                 at 4.00% to be repurchased
                 at $15,166,685 on 7/01/1999,
                 collateralized by $12,160,000
                 U.S. Treasury Bond 8.500%
                 due 2/15/2020 with a value of
                 $15,471,460 ...............................       $ 15,165,000
27,305,000     Repurchase Agreement with State
                 Street Corp. dated 6/30/1999
                 at 4.75% to be repurchased
                 at $27,308,603 on 7/01/1999,
                 collateralized by $21,890,000
                 U.S. Treasury Bond 8.500%
                 due 2/15/2020 with a value of
                 $27,851,172 ...............................         27,305,000
  8,000,000    Household Finance Corp., 5.450%, 7/01/1999 ..          8,000,000
 11,593,960    Associates First Capital, 5.250%, 7/01/1999 .         11,593,960
  6,600,000    Chevron Corp., 5.500%, 7/01/1999 ............          6,600,000
                                                                 --------------
               Total Short Term Investments
                 (Identified Cost $68,663,960) .............         68,663,960
                                                                 --------------
               Total Investments -- 100.7%
                 (Identified Cost $1,037,332,838) (b) ......      1,240,755,314
               Other assets less liabilities ...............        (7,932,787)
                                                                 --------------
               Total Net Assets-- 100% .....................     $1,232,822,527
                                                                 --------------

FORWARD CURRENCY CONTRACTS OUTSTANDING
at June 30, 1999
                              LOCAL      AGGREGATE                  UNREALIZED
                DELIVERY    CURRENCY       FACE          TOTAL     APPRECIATION/
                  DATE        AMOUNT       VALUE         VALUE      DEPRECIATION
                --------    --------     ---------       -----      ------------
  Euro (sold)    7/22/99    18,100,000    $14,006,670  $12,286,661  $ 1,720,009
  Euro (sold)    8/12/99    19,000,000      8,664,641    8,065,942      598,699
                                          -----------  ----------   -----------
                                          $22,671,311  $20,352,603  $ 2,318,708
                                          ===========  ===========  ===========

(a) See Note 1a of Notes to Financial Statements.

(b) Federal Tax Information: at June 30, 1999 the net Unrealized appreciation on investments based on cost of $1,037,332,838 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost. .......  $241,625,953
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value ........   (38,203,477)
                                                                   ------------
       Net unrealized appreciation ..............................  $203,422,476
                                                                   ============
(c) Non-income producing security.

ADR An American Depository Receipt (ADR) is a certificate issued by U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
   Investments at value (Identified cost
     $1,037,332,838) ...........................                 $1,240,755,314
   Cash ........................................                         83,028
   Foreign Currency at value (Identified cost
     $1,499,630) ...............................                      1,498,032
   Collateral for securities loaned, at value ..                     31,578,331
   Receivable for:
     Fund shares sold ..........................                      4,376,578
     Securities sold ...........................                     12,775,606
     Open forward currency contracts - net .....                      2,318,708
     Accrued dividends and interest ............                      1,083,309
     Tax reclaims ..............................                          5,144
   Unamortized organization expense ............                          1,005
                                                                 --------------
                                                                  1,294,475,055

LIABILITIES
   Payable for:
     Collateral for securities loaned, at value   $31,578,331
     Securities purchased ......................   27,526,461
     Fund shares redeemed ......................    1,175,793
   Accrued expenses:
     Management fees ...........................    1,002,320
     Distribution fees .........................       32,798
     Deferred trustees' fees ...................       49,364
     Accounting and administrative .............       81,018
     Other expenses ............................      206,443
                                                  -----------
                                                                     61,652,528
                                                                 --------------
NET ASSETS .........................................             $1,232,822,527
                                                                 ==============
Net Assets consist of:
   Capital paid in .............................                 $  853,797,077
   Undistributed net investment loss ...........                     (5,284,052)
   Accumulated net realized gains (losses) .....                    178,570,140
   Unrealized appreciation (depreciation) on
     investments, forward currency contracts
     and foreign currency transactions .........                    205,739,362
                                                                 --------------
NET ASSETS .....................................                 $1,232,822,527
                                                                 ==============
   Computation of net asset value and offering
     price:
   Net asset value and redemption price of
   Class A shares (497,842,210 / 21,489,870
     shares of beneficial interest) ............                       $ 23.17
                                                                       =======
   Offering price per share ( 100/94.25 of $23.17)                     $ 24.58*
                                                                       =======
   Net asset value and offering price of Class B
     shares ($570,925,553 / 25,751,183 shares of
     beneficial interest) ......................                       $ 22.17**
                                                                       =======
   Net asset value and offering price of Class C
     shares ($110,225,295 / 4,967,679 shares of
     beneficial interest) ......................                       $ 22.19**
                                                                       =======
   Net asset value, offering price and redemption
     fee of Class Y shares ($53,829,469 / 2,281,158
     shares of beneficial interest) ............                       $ 23.60
                                                                       =======

 * Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $34,338) .                 $    4,794,654
   Interest ....................................                      1,281,015
   Securities Lending Income ...................                        155,197
                                                                 --------------
                                                                      6,230,866

   Expenses
     Management fees ...........................  $5,917,435
     Service fees - Class A ....................     571,541
     Service and distribution fees - Class B ...   2,638,532
     Service and distribution fees - Class C ...     505,225
     Trustees' fees and expenses ...............      31,445
     Accounting and administrative .............     150,524
     Custodian and securities lending ..........     236,222
     Transfer agent ............................   1,409,906
     Audit and tax services ....................      23,000
     Legal .....................................      31,851
     Printing ..................................      71,472
     Registration ..............................      53,883
     Amortization of organization expense ......      16,450
     Insurance .................................       9,800
     Miscellaneous .............................      11,350
                                                   ---------
   Total expenses ..............................                     11,678,636
                                                                 --------------
   Net investment loss .........................                     (5,447,770)
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS

   Realized gain (loss) on:
     Investments-- net .........................                    126,777,447
     Foreign currency transactions-- net .......                         69,319
                                                                 --------------
     Total realized gain (loss) on investments and
     foreign currency transactions .............                    126,846,766
                                                                 --------------
   Unrealized appreciation (depreciation) on:
     Investments-- net .........................                     41,020,558
      Foreign currency transactions -- net .....                      2,258,230
                                                                 --------------
     Total unrealized gain (loss) on investments and
       foreign currency transactions ...........                     43,278,788
                                                                 --------------
   Net gain (loss) on investment transactions ..                    170,125,554
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $  164,677,784
                                                                 ==============

                 See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
                                          STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                                        SIX MONTHS
                                                                                  YEAR ENDED               ENDED
                                                                                  DECEMBER 31,            JUNE 30,
                                                                                     1998                  1999
                                                                                 --------------        --------------
FROM OPERATIONS
   Net investment loss ......................................................    $   (6,725,548)       $   (5,447,770)
   Net realized gain (loss) on investments and foreign currency transactions        120,343,445           126,846,766
   Unrealized appreciation (depreciation) on investments
     and foreign currency transactions ......................................        65,237,461            43,278,788
                                                                                 --------------        --------------
   Increase (decrease) in net assets from operations ........................       178,855,358           164,677,784
                                                                                 --------------        --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain in investments
     Class A ................................................................       (29,743,099)                    0
     Class B ................................................................       (34,777,382)                    0
     Class C ................................................................        (6,853,215)                    0
     Class Y ................................................................        (2,746,734)                    0
                                                                                 --------------        --------------
                                                                                    (74,120,430)                    0
                                                                                 --------------        --------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS ..................................       (22,655,877)          (24,323,796)
                                                                                 --------------        --------------
Total increase (decrease) in net assets .....................................        82,079,051           140,353,988

NET ASSETS
   Beginning of the period ..................................................     1,010,389,488         1,092,468,539
                                                                                 --------------        --------------
   End of the period ........................................................    $1,092,468,539        $1,232,822,527
                                                                                 ==============        ==============
UNDISTRIBUTED NET INVESTMENT LOSS
   End of the period ........................................................    $      163,718        $   (5,284,052)
                                                                                 ==============        ==============

                                    See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                   Class A
                                               ---------------------------------------------------------------------------------
                                               July 7, 1994(a)                                                        Six Months
                                                  Through                   Year Ended December 31,                     Ended
                                                December 31,   --------------------------------------------------      June 30,
                                                   1994          1995          1996          1997          1998          1999
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of the Period ....    $   12.50     $   13.25     $   16.78     $   18.18     $   18.17     $   20.02
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net Investment Income (Loss) ................         0.05          0.00         (0.06)(e)     (0.02)(e)     (0.05)(e)     (0.06)
Net Realized and Unrealized Gain
  (Loss) on Investments .....................         0.75          4.52          3.17          3.62          3.28          3.21
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total From Investment Operations ............         0.80          4.52          3.11          3.60          3.23          3.15
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
Dividends From Net Investment Income ........        (0.05)         0.00          0.00          0.00          0.00          0.00
Distributions From Net Realized Capital Gains         0.00         (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total Distributions .........................        (0.05)        (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of the Period ..........    $   13.25     $   16.78     $   18.18     $   18.17     $   20.02     $   23.17
                                                 =========     =========     =========     =========     =========     =========
Total Return (%)(c) .........................          6.4          34.4          19.0          20.2          19.3          15.7
Ratio of Operating Expenses to
  Average Net Assets (%)(d) .................         1.94(b)       1.82          1.68          1.66          1.62          1.65(b)
Ratio of Net Investment Income to
 Average Net Assets (%) .....................         1.06(b)      (0.33)        (0.36)        (0.14)        (0.24)        (0.52)(b)
Portfolio Turnover Rate (%) .................          100           142           127           168           101           105(b)
Net Assets, End of the Period (000) .........    $  91,218     $ 223,596     $ 348,573     $ 416,938     $ 443,165     $ 497,842

(a)  Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets, without giving effect to the voluntary fee waiver in effect through
    December 31, 1994 would have been 1.98% for period ended December 31, 1994.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year.

                                          See accompanying notes to financial statements.

(unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                   Class B
                                               ---------------------------------------------------------------------------------
                                               July 7, 1994(a)                                                        Six Months
                                                  Through                   Year Ended December 31,                     Ended
                                                December 31,   --------------------------------------------------      June 30,
                                                   1994          1995          1996          1997          1998          1999
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of the Period ....    $   12.50     $   13.23     $   16.63     $   17.86     $   17.63     $   19.23
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net Investment Income (Loss) ................         0.02          0.00         (0.20)(e)     (0.17)(e)     (0.18)(e)     (0.14)
Net Realized and Unrealized Gain
 (Loss) on Investments ......................         0.73          4.39          3.14          3.55          3.16          3.08
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total From Investment Operations ............         0.75          4.39          2.94          3.38          2.98          2.94
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
Dividends From Net Investment Income ........        (0.02)         0.00          0.00          0.00          0.00          0.00
Distributions From Net Realized Capital Gains         0.00         (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total Distributions .........................        (0.02)        (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of the Period ..........    $   13.23     $   16.63     $   17.86     $   17.63     $   19.23     $   22.17
                                                 =========     =========     =========     =========     =========     =========
Total Return (%)(c) .........................          6.0          33.4          18.1          19.3          18.4          15.3
Ratio of Operating Expenses to
 Average Net Assets (%)(d) ..................         2.69(b)       2.57          2.43          2.41          2.37          2.40(b)
Ratio of Net Investment Income to
 Average Net Assets (%)(b) ..................         0.31(b)      (1.08)        (1.11)        (0.89)        (0.99)        (1.27)(b)
Portfolio Turnover Rate (%) .................          100           142           127           168           101           105
Net Assets, End of the Period (000) .........    $  72,889     $ 220,017     $ 366,314     $ 462,034     $ 508,937     $ 570,926

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets, without giving effect to the voluntary fee waiver in effect through
    December 31, 1994 would have been 2.75% for period ended December 31, 1994.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year.

                                          See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                   Class C
                                               ---------------------------------------------------------------------------------
                                               July 7, 1994(a)                                                        Six Months
                                                  Through                   Year Ended December 31,                     Ended
                                                December 31,   --------------------------------------------------      June 30,
                                                   1994          1995          1996          1997          1998          1999
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of the Period ....    $   12.50     $   13.24     $   16.65     $   17.87     $   17.64     $   19.25
                                                 ---------     ---------     ---------     ---------     ---------     ---------
ncome From Investment Operations
Net Investment Income (Loss) ................         0.02          0.00         (0.20)(e)     (0.17)(e)     (0.18)(e)     (0.14)
Net Realized and Unrealized Gain
 (Loss) on Investments ......................         0.74          4.40          3.13          3.55          3.17          3.08
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total From Investment Operations ............         0.76          4.40          2.93          3.38          2.99          2.94
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
Dividends From Net Investment Income ........        (0.02)         0.00          0.00          0.00          0.00          0.00
Distributions From Net Realized Capital Gains         0.00         (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total Distributions .........................        (0.02)        (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of the Period ..........    $   13.24     $   16.65     $   17.87     $   17.64     $   19.25     $   22.19
                                                 =========     =========     =========     =========     =========     =========
Total Return (%)(c) .........................          6.0          33.4          18.0          19.3          18.5          15.3
Ratio of Operating Expenses to
 Average Net Assets (%)(d) ..................         2.69(b)       2.57          2.43          2.41          2.37          2.40(b)
Ratio of Net Investment Income to
 Average Net Assets (%) .....................         0.31(b)      (1.08)        (1.11)        (0.89)        (0.99)        (1.27)(b)
Portfolio Turnover Rate (%) .................          100           142           127           168           101           105
Net Assets, End of the Period (000) .........    $  20,096     $  45,672     $  80,312     $  94,412     $  97,849     $ 110,225

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets, without giving effect to the voluntary fee waiver in effect through
    December 31, 1994 would have been 2.75% for period ended December 31, 1994.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year. (unaudited)

                                          See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                   Class Y
                                               ---------------------------------------------------------------------------------
                                               November 15(a)                                                        Six Months
                                                  Through                   Year Ended December 31,                     Ended
                                                December 31,   --------------------------------------------------      June 30,
                                                   1994          1995          1996          1997          1998          1999
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of the Period ....    $   13.59     $   13.24     $   16.83     $   18.33     $   18.41     $   20.37
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net Investment Income (Loss) ................         0.06          0.00         (0.02)(e)     (0.03)(e)     (0.00)(e)     (0.03)
Net Realized and Unrealized Gain
 (Loss) on Investments ......................        (0.35)         4.58          3.23          3.66          3.34          3.26
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total From Investment Operations ............        (0.29)         4.58          3.21          3.69          3.34          3.23
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
Dividends From Net Investment Income ........        (0.06)         0.00          0.00          0.00          0.00          0.00
Distributions From Net Realized Capital Gains         0.00         (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total Distributions .........................        (0.06)        (0.99)        (1.71)        (3.61)        (1.38)         0.00
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of the Period ..........    $   13.24     $   16.83     $   18.33     $   18.41     $   20.37     $   23.60
                                                 =========     =========     =========     =========     =========     =========
Total Return (%)(c) .........................         (2.1)         34.8          19.6          20.5          19.6          15.9
Ratio of Operating Expenses to
 Average Net Assets (%) .....................         1.79(b)       1.57          1.43          1.41          1.37          1.40(b)
Ratio of Net Investment Income to
 Average Net Assets (%)(b) ..................         2.26(b)      (0.08)        (0.11)         0.11          0.01         (0.27)(b)
Portfolio Turnover Rate (%) .................          100           142           127           168           101           105(b)
Net Assets, End of the Period (000) .........    $     196     $   5,569     $  18,649     $  37,006     $  42,517     $  53,829

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets, without giving effect to the voluntary fee waiver in effect through
    December 31, 1994 would have been 1.90% for period ended December 31, 1994.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year.

                                          See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Fund seeks long term growth of capital. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or service and distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadvisers, under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. Dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at fiscal year end, resulting from changes in the exchange rate.

D. FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. Dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

All contracts are "marked-to-market" daily at the applicable translation rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, distributions from real estate investment trusts and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassification to capital accounts.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. Each subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

H. ORGANIZATION EXPENSE. Costs incurred in fiscal 1994 in connection with the Fund's organization and registration, amounting to approximately $165,000 in the aggregate, were paid and are being amortized by the Fund over 60 months.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $567,835,317 and $578,572,645, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its adviser, New England Funds Management, L.P. ("NEFM"), at the annual rate of 1.05% on the first $1 billion of the Fund's average daily net assets and 1.00% of such assets in excess of $1 billion reduced by the amount of any subadvisers fees paid by the Fund to its subadvisers as follows:. Founders Asset Management, Inc., Harris Associates, Janus Capital Corporation and Loomis, Sayles & Company, L.P. (the "Subadvisers") as follows: Founders Asset Management, Inc., Janus Capital Corporation and Loomis, Sayles & Company, L.P. at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that the subadviser manages, 0.50% of the next $200 million and 0.475% of such assets in excess of $250 million. NEFM pays Harris Associates at the annual rate of 0.65% of the first $50 million of the average daily net assets of the segment of the Fund that the subadviser manages, 0.60% of the next $50 million and 0.55% of such assets in excess of $100 million. Certain officers and directors of the Adviser are also officers or trustees of the Fund. NEFM, Harris Associates and Loomis, Sayles & Company, L.P. are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") formerly New England Investment Companies, L.P., which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

Fees retained by NEFM and paid to each Subadviser under the management agreement and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:

                               Fees Earned
                               -----------
                  NEFM                            $2,963,609
                  Harris Associates                  623,499
                  Founders Asset Management, Inc.    795,714
                  Janus Capital Corporation          971,258
                  Loomis, Sayles & Company, L.P.     563,355
                                                  ----------
                                                  $5,917,435
                                                  ==========

The effective annualized management fee for the six months ended June 30, 1999 was 1.04%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999, these expenses amounted to $150,524 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as a sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $1,015,092 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $571,541 fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999 the Fund paid New England Funds $659,633 and $126,306 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $1,978,899 and $378,919 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $1,315,870.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates, other than registered investment companies. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital shares. Transactions in capital shares were as follows:

                                                                        YEAR ENDED                  SIX MONTHS ENDED
                                                                     DECEMBER 31,1998                 JUNE 30, 1999
                                                              -----------------------------    -----------------------------
CLASS A                                                          SHARES           AMOUNT         SHARES           AMOUNT
-------                                                          ------           ------         ------           ------
  Shares sold ..............................................    7,745,900     $ 144,536,590     11,680,100     $ 249,999,251
  Shares issued in connection with the reinvestment of:
    Distributions from net investment income ...............    1,738,294        29,133,801              0                 0
                                                              -----------     -------------    -----------     -------------
                                                                9,484,194       173,670,391     11,680,100       249,999,251
  Shares repurchased .......................................  (10,305,177)     (192,986,379)   (12,321,976)     (262,213,804)
                                                              -----------     -------------    -----------     -------------
  Net increase .............................................     (820,983)    $ (19,315,988)      (641,876)      (12,214,553)
                                                              -----------     -------------    -----------     -------------
                                                                        YEAR ENDED                  SIX MONTHS ENDED
                                                                     DECEMBER 31,1998                 JUNE 30, 1999
                                                              -----------------------------    -----------------------------
CLASS B                                                          SHARES           AMOUNT         SHARES           AMOUNT
-------                                                          ------           ------         ------           ------
  Shares sold ..............................................    3,638,826     $  67,366,177      1,947,009     $  40,290,528
  Shares issued in connection with the reinvestment of:
    Distributions from net investment income ...............    2,058,653        33,226,657              0                 0
                                                              -----------     -------------    -----------     -------------
                                                                5,697,479       100,592,834      1,947,009        40,290,528
  Shares repurchased .......................................   (5,444,982)      (99,728,292)    (2,655,808)      (54,396,776)
                                                              -----------     -------------    -----------     -------------
  Net increase .............................................      252,497     $     864,542       (708,799)      (14,106,248)
                                                              -----------     -------------    -----------     -------------

                                                                        YEAR ENDED                  SIX MONTHS ENDED
                                                                     DECEMBER 31,1998                 JUNE 30, 1999
                                                              -----------------------------    -----------------------------
CLASS C                                                          SHARES           AMOUNT         SHARES           AMOUNT
-------                                                          ------           ------         ------           ------
  Shares sold ..............................................    1,232,859     $  22,880,050        705,459     $  14,606,882
  Shares issued in connection with the reinvestment of:
    Distributions from net realized gain ...................      411,134         6,639,808              0                 0
                                                              -----------     -------------    -----------     -------------
                                                                1,643,993        29,519,858        705,459        14,606,882
  Shares repurchased .......................................   (1,911,802)      (34,992,392)      (821,232)      (16,820,847)
                                                              -----------     -------------    -----------     -------------
  Net increase .............................................     (267,809)    $  (5,472,534)      (115,773)       (2,213,965)
                                                              -----------     -------------    -----------     -------------
                                                                        YEAR ENDED                  SIX MONTHS ENDED
                                                                     DECEMBER 31,1998                 JUNE 30, 1999
                                                              -----------------------------    -----------------------------
CLASS Y                                                          SHARES           AMOUNT         SHARES           AMOUNT
-------                                                          ------           ------         ------           ------
  Shares sold ..............................................      499,785     $   9,729,009        422,389     $   9,197,545
  Shares issued in connection with the reinvestment of:
    Distributions from net realized gain ...................      161,193         2,746,731              0                 0
                                                              -----------     -------------    -----------     -------------
                                                                  660,978        12,475,740        422,389         9,197,545
  Shares repurchased .......................................     (584,070)      (11,207,637)      (228,656)       (4,986,575)
                                                              -----------     -------------    -----------     -------------
  Net increase .............................................       76,908     $   1,268,103        193,733         4,210,970
                                                              -----------     -------------    -----------     -------------
  Increase (decrease) derived from capital shares transactions   (759,387)    $ (22,655,877)    (1,272,715)    $ (24,323,796)
                                                              ===========     =============    ===========     =============

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A., under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the period ended June 30, 1999.

6. SECURITY LENDING. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund loaned securities having a market value of $30,578,331 collateralized by United States Treasury Bonds with a market value of $31,578,331.

--------------------------------------------------------------------------------
                                              GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

MARKET CAPITALIZATION - The value of a company's issued and outstanding common stock, as priced by the market:

NUMBER OF OUTSTANDING SHARES X CURRENT MARKET PRICE OF A SHARE = MARKET CAPITALIZATION.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500(R) (S&P 500) - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------

                                        AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early:
The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulated the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364


Assumes 10% hypothetical appreciation. Past performance is no guarantee of future results. For illustrative purposes only and not indicative of future performance of any New England Fund. The value of a New England fund will fluctuate with changing market conditions.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs. We will include a prospectus, which contains more information including charges and other ongoing expenses. Please read the prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
   399 Boylston Street

  Boston, Massachusetts

           02116
  ---------------------


      SA58-0699

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